The Variable Annuity Life Insurance Company
Portfolio Director® Freedom Advisor
Updating Summary Prospectus For Existing Investors
April 28, 2025
This updating summary prospectus provides updated information about Portfolio Director® Freedom Advisor individual fixed and variable deferred annuity contracts issued by The Variable Annuity Life Insurance Company.
The Contract is intended to be used where you have engaged an Investment Adviser to provide investment advice regarding the periodic allocation of investments within the Contract. The Investment Adviser will charge a fee for such services, and any fee is in addition to the Contract’s fees and expenses.
The Contract is available as an individual retirement account (IRA) or as a non-qualified contract.
Investment adviser fees deducted from the Contract may reduce the death benefit and annuity benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also obtain this information at no cost by calling us at 1-800-448-2542 or by writing to our Annuity Service Center (VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105).
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Account Value	The total sum of your Fixed Account Option(s) and/or Variable Investment Option(s) that have not yet been applied to your annuity payments.

Advisory Program
The investment advice service provided by your Investment Adviser. Guided Portfolio AdvantageSM is the financial advice service offered by our affiliate, VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary (“VFA”). A separate investment advisory fee and agreement are required for this service.

Contract	The individual fixed and variable deferred annuity contract summarized in this summary prospectus and described in more detail in the prospectus.

Fixed Account Option	An account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Fixed Account Plus	A type of Fixed Account Option under the Contract.

Fund or Mutual Fund	The investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Investment Adviser
The investment adviser that you have engaged to provide services as part of the Advisory Program. We only support Advisory Programs that are offered through VFA. There are advisory fees associated with an Advisory Program. Those fees are separate from the Contract’s fees and charges.

VALIC is not an investment adviser to any Advisory Program and does not provide any advice under an Advisory Program.

Market Close	The close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, on each day the NYSE is open for business.

Platform Charge	A fee we charge in order to make certain underlying Funds available as an investment option under the Contract.

Purchase Payment	An amount of money you pay to VALIC to receive the benefits of a Contract.

Short-Term Fixed Account	A type of Fixed Account Option under the Contract.

VALIC (we, us, our)	The Variable Annuity Life Insurance Company.

Variable Investment Option (or Division)	Any variable investment option under the Contract. Each Variable Investment Option invests in the shares of a single Fund.

Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since the prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an amendment to the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Growth Fund. BlackRock will replace SunAmerica Asset Management, LLC (SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22-23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the NASDAQ 100 Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Stock Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22-23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the U.S. Socially Responsible Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Mid Cap Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22-23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Small Cap Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the International Socially Responsible Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the International Equities Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender or withdrawal charges under the Contract.			Fee Tables
Transaction Charges
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
				Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an Investment Adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.60%	0.60%
	Investment Options[2] (Fund fees and expenses)	0.21%	1.07%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform
Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $827	Highest Annual Cost: $1,698
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract fees and Fund fees
and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract fees and Fund fees
and expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each Variable Investment Option and each Fixed Account Option has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

RESTRICTIONS
Investments
•While the Advisory Program is in place, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment
Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•We reserve the right to remove or substitute Funds as investment options.
Variable Investment Options and Fixed Account Options Transfers Between Investment Options
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract as an individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
In order to purchase the Contract, you must engage an Investment Adviser to provide investment advice in the Contract. Your Investment Adviser will charge an Advisory Program Fee. We do not set your investment advisory fee. While VALIC may deduct the Advisory Program Fee from your Account
Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory
Program, VALIC, as the parent company of VFA will indirectly benefit from
VFA’s receipt of Advisory Program Fees.
In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.
We do not pay sales commissions in connection with sales of the Contracts.
However, we pay a one-time transaction fee to certain affiliated financial professionals in our call center who sell you this Contract as a rollover. Such financial professionals do not provide investment advisory services, act as the Investment Adviser or receive any portion of the Advisory Program Fee under this Contract.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Systematic Growth Fund[2,3] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,3] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%%	11.99%	11.50%
Domestic Mid- Cap Equity	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. (d/b/a Boston Partners) and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: American Century Investment, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.7%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,3] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	3.96%	3.37%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	17.25%	7.70%	3.95%
	International Growth Fund[2,3] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,3] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,3] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	5.54%
	Conservative Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Moderate Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,3] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,3] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allspring – Allspring Global Investments, LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
PineBridge – PineBridge Investments LLC
•
VALIC – The Variable Annuity Life Insurance Company
•
Voya – Voya Investment Management Co. LLC
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
4 A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.00%.

Appendix B — Index Information

The Contract is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Contract. The Corporations make no representation or warranty, express or implied to the owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly, or the ability of the Nasdaq 100 to track general stock market performance. The Corporations' only relationship to the Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Nasdaq 100 which is determined, composed, and calculated by Nasdaq without regard to Licensee or the Contract. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Contract into consideration in determining, composing, or calculating the Nasdaq 100. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Contract to be issued or in the determination or calculation of the equation by which the Contract is to be converted into cash. The Corporations have no liability in connection with the administration, marketing, or trading of the Contract.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ 100 OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ 100 OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ 100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
B-1

* * *
This summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Contract, both dated April 28, 2025, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.
EDGAR Contract Identifier: C000196999
© 2025 Corebridge Financial, Inc.
All Rights Reserved.
2